SUPPLEMENTAL INFORMATION - Changes in the standardized measure of discounted cash flows (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discounted future net cash flows using discount factors	10.00%
Standardized measure of undiscounted future net cash flows
Discounted future net cash flows attributable to non-controlling interests	¥ 408,818	¥ 251,644	¥ 178,978
Changes in the standardized measure of discounted cash flows
Net changes for the year	157,174	72,666	(105,604)
Group
Standardized measure of undiscounted future net cash flows
Future cash flows	1,490,949	941,015	595,159
Future production costs	(635,757)	(413,006)	(275,409)
Future development costs	(98,212)	(79,562)	(80,785)
Future income tax expenses	(190,893)	(113,598)	(11,758)
Undiscounted future net cash flows	566,087	334,849	227,207
10% annual discount for estimated timing of cash flows	(170,126)	(93,354)	(54,158)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	395,961	241,495	173,049
Discounted future net cash flows attributable to non-controlling interests	681	370	(1,284)
Changes in the standardized measure of discounted cash flows
Sales and transfers of oil and gas produced, net of production costs	(137,885)	(98,705)	(58,449)
Net changes in prices and production costs	185,589	135,697	(122,641)
Net changes in estimated future development cost	(22,685)	(7,413)	(11,628)
Net changes due to extensions, discoveries and improved recoveries	58,610	46,425	35,292
Revisions of previous quantity estimates	78,310	42,637	(1,901)
Previously estimated development costs incurred during the year	11,885	5,475	6,684
Accretion of discount	32,342	16,448	31,940
Net changes in income taxes	(51,700)	(72,118)	19,375
Net changes for the year	154,466	68,446	(101,328)
Equity method investments
Standardized measure of undiscounted future net cash flows
Future cash flows	57,107	49,217	31,259
Future production costs	(18,011)	(18,026)	(13,050)
Future development costs	(7,393)	(6,328)	(5,712)
Future income tax expenses	(5,831)	(4,513)	(1,740)
Undiscounted future net cash flows	25,872	20,350	10,757
10% annual discount for estimated timing of cash flows	(13,015)	(10,201)	(4,828)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	12,857	10,149	5,929
Changes in the standardized measure of discounted cash flows
Sales and transfers of oil and gas produced, net of production costs	(2,018)	(2,174)	(1,984)
Net changes in prices and production costs	3,301	4,967	(5,190)
Net changes in estimated future development cost	(694)	(752)	(299)
Net changes due to extensions, discoveries and improved recoveries	562	503	403
Revisions of previous quantity estimates	505	1,659	403
Previously estimated development costs incurred during the year	311	287	232
Accretion of discount	1,388	1,022	979
Net changes in income taxes	(647)	(1,292)	1,180
Net changes for the year	2,708	4,220	(4,276)
Mainland China
Standardized measure of undiscounted future net cash flows
Discounted future net cash flows attributable to non-controlling interests	393,891	240,370	176,949
Mainland China | Group
Standardized measure of undiscounted future net cash flows
Future cash flows	1,479,098	930,302	589,659
Future production costs	(630,922)	(407,903)	(271,824)
Future development costs	(96,575)	(77,687)	(77,659)
Future income tax expenses	(187,900)	(111,178)	(10,521)
Undiscounted future net cash flows	563,701	333,534	229,655
10% annual discount for estimated timing of cash flows	(169,810)	(93,164)	(52,706)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	393,891	240,370	176,949
Other countries
Standardized measure of undiscounted future net cash flows
Discounted future net cash flows attributable to non-controlling interests	14,927	11,274	2,029
Other countries | Group
Standardized measure of undiscounted future net cash flows
Future cash flows	11,851	10,713	5,500
Future production costs	(4,835)	(5,103)	(3,585)
Future development costs	(1,637)	(1,875)	(3,126)
Future income tax expenses	(2,993)	(2,420)	(1,237)
Undiscounted future net cash flows	2,386	1,315	(2,448)
10% annual discount for estimated timing of cash flows	(316)	(190)	(1,452)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	2,070	1,125	(3,900)
Discounted future net cash flows attributable to non-controlling interests	681	370	(1,284)
Other countries | Equity method investments
Standardized measure of undiscounted future net cash flows
Future cash flows	57,107	49,217	31,259
Future production costs	(18,011)	(18,026)	(13,050)
Future development costs	(7,393)	(6,328)	(5,712)
Future income tax expenses	(5,831)	(4,513)	(1,740)
Undiscounted future net cash flows	25,872	20,350	10,757
10% annual discount for estimated timing of cash flows	(13,015)	(10,201)	(4,828)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	¥ 12,857	¥ 10,149	¥ 5,929